STATEMENTS OF CONSOLIDATED CASH FLOWS - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss		€ (25,517)	€ (18,946)	€ (13,987)
Adjustments to reconcile net loss to cash flows from operating activities
Amortization and depreciation of intangible and tangible assets		280	262	227
Additions of provisions, net of reversals		34	(33)	108
Expenses associated with share-based payments		785	63	287
Change in deferred tax			(80)	(72)
Costs incurred in relation to equity transactions, initially recognized as a reduction from shareholders' equity			445
Financial interest and conversion settled with cash payment		628	1,080	135
Conversion settled with cash payment			301
Changes in fair value of convertible notes		10,080	1,867
Interests on investment accounts		(1)	(4)	(9)
Financial indemnity, net, Negma		(34)
Unwinding of conditional advances and other financial expenses		452		(11)
Amortized cost of non-convertible bonds		189	328	54
Operating cash flows before change in working capital requirements		(13,104)	(14,718)	(13,268)
(-) Change in working capital requirements (net of depreciation of trade receivables and inventories)		(3,361)	333	(1,211)
(Decrease) increase in other non-current financial assets		(4)		17
(Decrease) increase in other receivables		(2,654)	2,941	1,372
Decrease (increase) in trade payables		(479)	(2,641)	(2,305)
Decrease (increase) in tax and social security liabilities		(183)	137	(282)
Decrease (increase) in other creditors and miscellaneous liabilities		(41)	(104)	(13)
Cash flows used in operating activities		(9,743)	(15,051)	(12,057)
Cash flows used in investing activities
Acquisition of intangible and tangible assets		(214)	(282)	(113)
Interests on investment accounts		1	4	9
Purchase of term deposits classified as other current financial assets (1)	[1]	(12,500)
Cash flows used in investing activities		(12,713)	(278)	(104)
Cash flows from financing activities
Proceeds from share capital increase net of indemnity		23,486
Costs paid in relation to equity transactions		(3,496)		(286)
Costs incurred in relation to the issuance of warrants attached to non-convertible bonds				(30)
Net additional compensation received from Negma		34
Subscription of warrants (BSA)		271
Exercise of warrants (BSA) and founders' warrants (BSPCE)		862
Proceeds from research tax credit prefinancing, net of guarantee deposit		1,964	4,355
Reimbursement of the prefinanced CIR receivables		(4,589)
Proceeds from conditional advances, net of repayment		(136)	73	329
Proceeds from borrowings, net of repayment				(23)
Financial interest paid		(628)	(1,080)	(135)
Conversion settled with cash payment			(301)
Net proceeds from the issuance of convertible notes and non-convertible bonds		8,730	6,920	7,260
Repayment of non-convertible bonds		(3,214)	(2,292)
Repayment of convertible notes		(863)
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds		(453)	(350)	(305)
Repayment of obligations under finance lease			(47)	(47)
Change in short-term bank overdrafts		(15)		8
Cash flows from financing activities		21,953	7,278	6,771
Net effect of exchange rate changes on cash and cash equivalents		13	(18)	(61)
Increase (decrease) in cash and cash equivalents		(490)	(8,069)	(5,451)
Cash and cash equivalents at the beginning of the period		6,337	14,406	19,857
Cash and cash equivalents at the end of the period		€ 5,847	€ 6,337	€ 14,406

[1]	The Company purchased term deposits of €12.5 million in 2020, which are considered by the Company to be liquid investments and presented as current financial assets.